UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03327
MFS SERIES TRUST XIII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
August 31*
Date of reporting period:
August 31, 2024
*This Form N-CSR pertains only to the following series of the Registrant: MFS Global Real Estate Fund. The remaining series of the Registrant have a fiscal year end other than August 31.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Global Real Estate Fund
Class A-MGLAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$128	1.19%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Global Real Estate Fund (fund) provided a total return of 14.78%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 17.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in real estate investments within Hong Kong contributed to relative performance.
    Security selection within Australia further aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	14.78%	3.26%	5.24%
A with initial sales charge (5.75%)	8.18%	2.05%	4.62%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	17.45%	1.26%	3.09%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,503,453,782	Total Management Fee ($)#:	18,936,661
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Real Estate	94.2%
Communication Services	3.1%
Health Care	1.6%
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%
Issuer country weightings
United States	68.9%
United Kingdom	8.1%
Japan	5.7%
Australia	5.7%
Singapore	2.7%
Germany	2.2%
Canada	1.8%
Belgium	1.7%
Spain	1.6%
Other Countries	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GREA-ANN
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Real Estate Fund
Class B-MGLDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$208	1.94%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Global Real Estate Fund (fund) provided a total return of 13.92%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 17.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in real estate investments within Hong Kong contributed to relative performance.
    Security selection within Australia further aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	13.92%	2.49%	4.60%
B with CDSC (declining over six years from 4% to 0%)×	9.92%	2.13%	4.60%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	9.43%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	17.45%	1.26%	3.17%
*	For the period from the commencement of the class's investment operations, December 19, 2014 through August 31, 2024.
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,503,453,782	Total Management Fee ($)#:	18,936,661
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Real Estate	94.2%
Communication Services	3.1%
Health Care	1.6%
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%
Issuer country weightings
United States	68.9%
United Kingdom	8.1%
Japan	5.7%
Australia	5.7%
Singapore	2.7%
Germany	2.2%
Canada	1.8%
Belgium	1.7%
Spain	1.6%
Other Countries	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GREB-ANN
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Real Estate Fund
Class C-MGLCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$207	1.94%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Global Real Estate Fund (fund) provided a total return of 13.91%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 17.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in real estate investments within Hong Kong contributed to relative performance.
    Security selection within Australia further aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	13.91%	2.49%	4.60%
C with CDSC (1% for 12 months)×	12.91%	2.49%	4.60%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	9.43%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	17.45%	1.26%	3.17%
*	For the period from the commencement of the class's investment operations, December 19, 2014 through August 31, 2024.
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,503,453,782	Total Management Fee ($)#:	18,936,661
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Real Estate	94.2%
Communication Services	3.1%
Health Care	1.6%
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%
Issuer country weightings
United States	68.9%
United Kingdom	8.1%
Japan	5.7%
Australia	5.7%
Singapore	2.7%
Germany	2.2%
Canada	1.8%
Belgium	1.7%
Spain	1.6%
Other Countries	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GREC-ANN
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Real Estate Fund
Class I-MGLIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$101	0.94%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Global Real Estate Fund (fund) provided a total return of 15.09%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 17.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in real estate investments within Hong Kong contributed to relative performance.
    Security selection within Australia further aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	15.09%	3.52%	5.49%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	17.45%	1.26%	3.09%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,503,453,782	Total Management Fee ($)#:	18,936,661
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Real Estate	94.2%
Communication Services	3.1%
Health Care	1.6%
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%
Issuer country weightings
United States	68.9%
United Kingdom	8.1%
Japan	5.7%
Australia	5.7%
Singapore	2.7%
Germany	2.2%
Canada	1.8%
Belgium	1.7%
Spain	1.6%
Other Countries	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GREI-ANN
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Real Estate Fund
Class R1-MGLJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$207	1.94%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Global Real Estate Fund (fund) provided a total return of 13.88%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 17.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in real estate investments within Hong Kong contributed to relative performance.
    Security selection within Australia further aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	13.88%	2.48%	4.60%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	9.43%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	17.45%	1.26%	3.17%
*	For the period from the commencement of the class's investment operations, December 19, 2014 through August 31, 2024.
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,503,453,782	Total Management Fee ($)#:	18,936,661
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Real Estate	94.2%
Communication Services	3.1%
Health Care	1.6%
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%
Issuer country weightings
United States	68.9%
United Kingdom	8.1%
Japan	5.7%
Australia	5.7%
Singapore	2.7%
Germany	2.2%
Canada	1.8%
Belgium	1.7%
Spain	1.6%
Other Countries	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GRER1-ANN
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Real Estate Fund
Class R2-MGLKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$154	1.44%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Global Real Estate Fund (fund) provided a total return of 14.46%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 17.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in real estate investments within Hong Kong contributed to relative performance.
    Security selection within Australia further aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	14.46%	2.99%	5.12%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	9.43%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	17.45%	1.26%	3.17%
*	For the period from the commencement of the class's investment operations, December 19, 2014 through August 31, 2024.
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,503,453,782	Total Management Fee ($)#:	18,936,661
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Real Estate	94.2%
Communication Services	3.1%
Health Care	1.6%
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%
Issuer country weightings
United States	68.9%
United Kingdom	8.1%
Japan	5.7%
Australia	5.7%
Singapore	2.7%
Germany	2.2%
Canada	1.8%
Belgium	1.7%
Spain	1.6%
Other Countries	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GRER2-ANN
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Real Estate Fund
Class R3-MGLLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$128	1.19%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Global Real Estate Fund (fund) provided a total return of 14.75%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 17.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in real estate investments within Hong Kong contributed to relative performance.
    Security selection within Australia further aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	14.75%	3.25%	5.39%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	9.43%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	17.45%	1.26%	3.17%
*	For the period from the commencement of the class's investment operations, December 19, 2014 through August 31, 2024.
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,503,453,782	Total Management Fee ($)#:	18,936,661
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Real Estate	94.2%
Communication Services	3.1%
Health Care	1.6%
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%
Issuer country weightings
United States	68.9%
United Kingdom	8.1%
Japan	5.7%
Australia	5.7%
Singapore	2.7%
Germany	2.2%
Canada	1.8%
Belgium	1.7%
Spain	1.6%
Other Countries	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GRER3-ANN
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Real Estate Fund
Class R4-MGLMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$101	0.94%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Global Real Estate Fund (fund) provided a total return of 15.00%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 17.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in real estate investments within Hong Kong contributed to relative performance.
    Security selection within Australia further aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	15.00%	3.53%	5.65%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	9.43%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	17.45%	1.26%	3.17%
*	For the period from the commencement of the class's investment operations, December 19, 2014 through August 31, 2024.
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,503,453,782	Total Management Fee ($)#:	18,936,661
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Real Estate	94.2%
Communication Services	3.1%
Health Care	1.6%
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%
Issuer country weightings
United States	68.9%
United Kingdom	8.1%
Japan	5.7%
Australia	5.7%
Singapore	2.7%
Germany	2.2%
Canada	1.8%
Belgium	1.7%
Spain	1.6%
Other Countries	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GRER4-ANN
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Real Estate Fund
Class R6-MGLRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$91	0.85%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Global Real Estate Fund (fund) provided a total return of 15.13%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 17.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in real estate investments within Hong Kong contributed to relative performance.
    Security selection within Australia further aided relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the United States detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	15.13%	3.61%	5.58%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	17.45%	1.26%	3.09%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,503,453,782	Total Management Fee ($)#:	18,936,661
Total Number of Holdings:	51	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Real Estate	94.2%
Communication Services	3.1%
Health Care	1.6%
Top ten holdings
Prologis, Inc., REIT	9.3%
Equinix, Inc., REIT	6.1%
Extra Space Storage, Inc., REIT	4.6%
Goodman Group, REIT	4.1%
Mid-America Apartment Communities, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.6%
Equity Lifestyle Properties, Inc., REIT	3.5%
Digital Realty Trust, Inc., REIT	3.2%
Ventas, Inc., REIT	3.1%
Sun Communities, Inc., REIT	2.8%
Issuer country weightings
United States	68.9%
United Kingdom	8.1%
Japan	5.7%
Australia	5.7%
Singapore	2.7%
Germany	2.2%
Canada	1.8%
Belgium	1.7%
Spain	1.6%
Other Countries	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GRER6-ANN
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr., members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to each series of the Registrant. The tables below set forth the audit fees billed to the series of the Registrant with a fiscal year end of August 31, 2023 (the "Fund") as well as fees for non-audit services provided to the Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended August 31, 2024 and 2023, audit fees billed to the Fund by E&Y were as follows:

Fees Billed by E&Y:		Audit Fees
	2024	2023
MFS Global Real Estate Fund	62,983	60,764

For the fiscal years ended August 31, 2024 and 2023, fees billed by E&Y for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees Billed by E&Y	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS Global	0	0	660	636	0	0
Real Estate Fund

Fees Billed by E&Y	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS and MFS	0	0	0	0	3,600	3,600
Related Entities of MFS
Global Real Estate Fund*

Fees Billed by E&Y			Aggregate Fees for Non-audit Services
			2024		2023
To MFS Global Real Estate Fund,		320,200			228,986
MFS and MFS Related Entities #

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non- audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Global Real Estate Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Real Estate Fund
Portfolio of Investments − 8/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Construction – 15.3%
American Homes 4 Rent, “A”, REIT	1,479,849	$ 58,853,595
Equity Lifestyle Properties, Inc., REIT	1,216,899	88,480,726
Essex Property Trust, Inc., REIT	209,324	63,171,890
Mid-America Apartment Communities, Inc., REIT	626,789	101,771,730
Sun Communities, Inc., REIT	524,509	70,934,597
		$383,212,538
Engineering - Construction – 0.5%
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	4,827,097	$ 13,235,500
Forest & Paper Products – 3.0%
Rayonier, Inc., REIT	1,152,077	$ 35,495,492
Weyerhaeuser Co., REIT	1,317,831	40,180,667
		$75,676,159
Gaming & Lodging – 1.2%
Ryman Hospitality Properties, Inc., REIT	301,618	$ 31,356,207
Medical & Health Technology & Services – 4.7%
Encompass Health Corp.	260,500	$ 24,239,525
Universal Health Services, Inc.	66,360	15,791,689
Ventas, Inc., REIT	1,238,495	76,922,925
		$116,954,139
Printing & Publishing – 1.4%
Lamar Advertising Co., REIT	277,332	$ 34,882,819
Real Estate – 35.7%
Big Yellow Group PLC, REIT	2,449,791	$ 40,743,857
Canadian Apartment Properties, REIT	1,171,421	45,530,391
CapitaLand India Trusts IEU, REIT	17,808,963	15,421,379
CapitaLand Investment Ltd.	18,557,200	38,607,565
Derwent London PLC, REIT	833,212	25,561,839
DigitalBridge Group, Inc., REIT	446,131	5,572,176
Farmland Partners, Inc., REIT	1,095,123	11,214,060
Federal Realty Investment Trust, REIT	596,878	68,640,970
Goodman Group, REIT	4,504,580	102,446,541
Grainger PLC	10,711,889	33,692,662
Japan Metropolitan Fund Investment Corp., REIT	44,868	28,458,178
Kimco Realty Corp., REIT	2,765,919	64,335,276
Mitsui Fudosan Co. Ltd.	8,396,300	91,024,695
National Storage, REIT	20,449,680	33,618,068
NNN REIT, Inc.	1,117,818	52,526,268
Parkway Real Estate LLC, REIT	4,687,567	13,483,723
Rural Funds Group, REIT	3,678,330	5,111,864
SEGRO PLC, REIT	3,711,479	42,668,753
Shaftesbury Capital PLC, REIT	13,531,387	26,290,865
Shurgard Self Storage Ltd., REIT	937,999	41,452,903
GREFS-ANN

MFS Global Real Estate Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Sino Land Co. Ltd.	26,655,635	$ 28,508,560
Star Asia Investment Corp., REIT	32,603	12,281,432
Tokyo Tatemono Co. Ltd.	705,000	11,788,098
Vonovia SE, REIT	1,573,226	54,223,387
		$893,203,510
Real Estate - Office – 6.4%
Alexandria Real Estate Equities, Inc., REIT	448,548	$ 53,632,884
BXP, Inc., REIT	679,565	51,116,879
Cousins Properties, Inc., REIT	437,499	12,473,097
Douglas Emmett, Inc., REIT	1,877,239	30,035,824
Highwoods Properties, Inc., REIT	393,061	12,664,426
		$159,923,110
Real Estate - Storage – 16.6%
Extra Space Storage, Inc., REIT	655,862	$ 116,087,574
Prologis, Inc., REIT	1,811,170	231,503,750
Rexford Industrial Realty, Inc., REIT	1,313,722	66,894,724
		$414,486,048
Telecommunications - Wireless – 3.3%
Cellnex Telecom S.A.	1,057,747	$ 40,958,414
SBA Communications Corp., REIT	180,339	40,875,638
		$81,834,052
Telephone Services – 10.6%
Digital Realty Trust, Inc., REIT	530,694	$ 80,458,517
Equinix, Inc., REIT	183,152	152,814,703
Helios Towers PLC (a)	22,411,186	33,376,565
		$266,649,785
Total Common Stocks (Identified Cost, $1,983,146,506)		$2,471,413,867
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 5.35% (v) (Identified Cost, $28,553,814)	28,553,604	$ 28,562,169
Other Assets, Less Liabilities – 0.1%		3,477,746
Net Assets – 100.0%		$2,503,453,782
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $28,562,169 and $2,471,413,867, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,983,146,506)	$2,471,413,867
Investments in affiliated issuers, at value (identified cost, $28,553,814)	28,562,169
Foreign currency, at value (identified cost, $252,618)	252,614
Receivables for
Fund shares sold	1,101,634
Dividends	5,329,120
Other assets	1,633
Total assets	$2,506,661,037
Liabilities
Payables for
Fund shares reacquired	$2,525,739
Payable to affiliates
Investment adviser	162,023
Administrative services fee	2,982
Shareholder servicing costs	183,667
Distribution and service fees	2,121
Payable for independent Trustees' compensation	14
Accrued expenses and other liabilities	330,709
Total liabilities	$3,207,255
Net assets	$2,503,453,782
Net assets consist of
Paid-in capital	$2,257,106,147
Total distributable earnings (loss)	246,347,635
Net assets	$2,503,453,782
Shares of beneficial interest outstanding	139,541,786
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$59,440,235	3,331,714	$17.84
Class B	306,720	17,101	17.94
Class C	7,890,364	442,631	17.83
Class I	976,417,008	54,526,813	17.91
Class R1	646,670	36,629	17.65
Class R2	2,448,929	136,787	17.90
Class R3	4,810,586	268,854	17.89
Class R4	1,433,166	79,925	17.93
Class R6	1,450,060,104	80,701,332	17.97
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $18.93 [100 / 94.25 x $17.84]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/24 Net investment income (loss)
Income
Dividends	$66,989,636
Dividends from affiliated issuers	2,177,346
Other	172,237
Foreign taxes withheld	(2,015,721)
Total investment income	$67,323,498
Expenses
Management fee	$19,243,563
Distribution and service fees	266,289
Shareholder servicing costs	956,783
Administrative services fee	346,891
Independent Trustees' compensation	41,415
Custodian fee	234,195
Shareholder communications	197,289
Audit and tax fees	97,179
Legal fees	13,558
Miscellaneous	252,063
Total expenses	$21,649,225
Reduction of expenses by investment adviser	(306,902)
Net expenses	$21,342,323
Net investment income (loss)	$45,981,175
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(97,783,737)
Affiliated issuers	(10,688)
Foreign currency	(789,498)
Net realized gain (loss)	$(98,583,923)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$404,233,153
Affiliated issuers	5,199
Translation of assets and liabilities in foreign currencies	143,698
Net unrealized gain (loss)	$404,382,050
Net realized and unrealized gain (loss)	$305,798,127
Change in net assets from operations	$351,779,302
See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/24	8/31/23
Change in net assets
From operations
Net investment income (loss)	$45,981,175	$50,530,521
Net realized gain (loss)	(98,583,923)	(131,184,493)
Net unrealized gain (loss)	404,382,050	(34,205,130)
Change in net assets from operations	$351,779,302	$(114,859,102)
Total distributions to shareholders	$(49,001,683)	$(138,502,792)
Change in net assets from fund share transactions	$(226,937,246)	$51,807,127
Total change in net assets	$75,840,373	$(201,554,767)
Net assets
At beginning of period	2,427,613,409	2,629,168,176
At end of period	$2,503,453,782	$2,427,613,409
See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$15.79	$17.49	$21.62	$16.38	$17.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.28	$0.21	$0.23	$0.31
Net realized and unrealized gain (loss)	2.05	(1.10)	(3.92)	5.15	(0.64)
Total from investment operations	$2.32	$(0.82)	$(3.71)	$5.38	$(0.33)
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.04)	$(0.30)	$(0.14)	$(0.97)
From net realized gain	—	(0.84)	(0.12)	—	—
Total distributions declared to shareholders	$(0.27)	$(0.88)	$(0.42)	$(0.14)	$(0.97)
Net asset value, end of period (x)	$17.84	$15.79	$17.49	$21.62	$16.38
Total return (%) (r)(s)(t)(x)	14.78	(4.81)	(17.53)	33.02	(2.04)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20	1.20	1.18	1.19	1.22
Expenses after expense reductions	1.19	1.19	1.17	1.18	1.21
Net investment income (loss)	1.67	1.78	1.05	1.21	1.89
Portfolio turnover rate	48	30	29	22	39
Net assets at end of period (000 omitted)	$59,440	$60,446	$77,694	$112,559	$75,185
Class B	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$15.80	$17.57	$21.74	$16.47	$17.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.17	$0.06	$0.09	$0.19
Net realized and unrealized gain (loss)	2.05	(1.10)	(3.96)	5.18	(0.65)
Total from investment operations	$2.20	$(0.93)	$(3.90)	$5.27	$(0.46)
Less distributions declared to shareholders
From net investment income	$(0.06)	$—	$(0.15)	$(0.00)(w)	$(0.85)
From net realized gain	—	(0.84)	(0.12)	—	—
Total distributions declared to shareholders	$(0.06)	$(0.84)	$(0.27)	$(0.00)(w)	$(0.85)
Net asset value, end of period (x)	$17.94	$15.80	$17.57	$21.74	$16.47
Total return (%) (r)(s)(t)(x)	13.92	(5.44)	(18.19)	32.02	(2.79)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.95	1.95	1.93	1.94	1.97
Expenses after expense reductions	1.94	1.94	1.92	1.93	1.96
Net investment income (loss)	0.96	1.04	0.32	0.48	1.15
Portfolio turnover rate	48	30	29	22	39
Net assets at end of period (000 omitted)	$307	$672	$1,126	$1,396	$1,173

See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Highlights - continued
Class C	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$15.76	$17.53	$21.70	$16.45	$17.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.17	$0.06	$0.09	$0.19
Net realized and unrealized gain (loss)	2.04	(1.10)	(3.96)	5.18	(0.66)
Total from investment operations	$2.19	$(0.93)	$(3.90)	$5.27	$(0.47)
Less distributions declared to shareholders
From net investment income	$(0.12)	$—	$(0.15)	$(0.02)	$(0.84)
From net realized gain	—	(0.84)	(0.12)	—	—
Total distributions declared to shareholders	$(0.12)	$(0.84)	$(0.27)	$(0.02)	$(0.84)
Net asset value, end of period (x)	$17.83	$15.76	$17.53	$21.70	$16.45
Total return (%) (r)(s)(t)(x)	13.91	(5.45)	(18.19)	32.09	(2.81)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.95	1.95	1.93	1.94	1.97
Expenses after expense reductions	1.94	1.94	1.92	1.93	1.95
Net investment income (loss)	0.93	1.03	0.32	0.47	1.15
Portfolio turnover rate	48	30	29	22	39
Net assets at end of period (000 omitted)	$7,890	$10,849	$13,171	$16,414	$11,213
Class I	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$15.85	$17.56	$21.71	$16.45	$17.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.32	$0.27	$0.27	$0.35
Net realized and unrealized gain (loss)	2.06	(1.10)	(3.94)	5.17	(0.64)
Total from investment operations	$2.37	$(0.78)	$(3.67)	$5.44	$(0.29)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.09)	$(0.36)	$(0.18)	$(1.01)
From net realized gain	—	(0.84)	(0.12)	—	—
Total distributions declared to shareholders	$(0.31)	$(0.93)	$(0.48)	$(0.18)	$(1.01)
Net asset value, end of period (x)	$17.91	$15.85	$17.56	$21.71	$16.45
Total return (%) (r)(s)(t)(x)	15.09	(4.57)	(17.32)	33.31	(1.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95	0.95	0.93	0.94	0.97
Expenses after expense reductions	0.94	0.94	0.92	0.93	0.96
Net investment income (loss)	1.90	2.03	1.32	1.47	2.14
Portfolio turnover rate	48	30	29	22	39
Net assets at end of period (000 omitted)	$976,417	$1,056,120	$1,143,428	$1,070,398	$703,606

See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$15.65	$17.42	$21.51	$16.32	$17.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.16	$0.06	$0.09	$0.19
Net realized and unrealized gain (loss)	2.01	(1.09)	(3.92)	5.13	(0.65)
Total from investment operations	$2.16	$(0.93)	$(3.86)	$5.22	$(0.46)
Less distributions declared to shareholders
From net investment income	$(0.16)	$—	$(0.11)	$(0.03)	$(0.87)
From net realized gain	—	(0.84)	(0.12)	—	—
Total distributions declared to shareholders	$(0.16)	$(0.84)	$(0.23)	$(0.03)	$(0.87)
Net asset value, end of period (x)	$17.65	$15.65	$17.42	$21.51	$16.32
Total return (%) (r)(s)(t)(x)	13.88	(5.49)	(18.15)	32.03	(2.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.95	1.95	1.94	1.95	1.97
Expenses after expense reductions	1.94	1.94	1.92	1.93	1.96
Net investment income (loss)	0.91	1.03	0.31	0.48	1.14
Portfolio turnover rate	48	30	29	22	39
Net assets at end of period (000 omitted)	$647	$537	$501	$485	$411
Class R2	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$15.85	$17.55	$21.71	$16.45	$17.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.24	$0.17	$0.18	$0.27
Net realized and unrealized gain (loss)	2.05	(1.10)	(3.96)	5.18	(0.65)
Total from investment operations	$2.28	$(0.86)	$(3.79)	$5.36	$(0.38)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.00)(w)	$(0.25)	$(0.10)	$(0.93)
From net realized gain	—	(0.84)	(0.12)	—	—
Total distributions declared to shareholders	$(0.23)	$(0.84)	$(0.37)	$(0.10)	$(0.93)
Net asset value, end of period (x)	$17.90	$15.85	$17.55	$21.71	$16.45
Total return (%) (r)(s)(t)(x)	14.46	(5.03)	(17.76)	32.71	(2.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.45	1.45	1.43	1.44	1.47
Expenses after expense reductions	1.44	1.44	1.42	1.43	1.46
Net investment income (loss)	1.41	1.53	0.82	0.97	1.67
Portfolio turnover rate	48	30	29	22	39
Net assets at end of period (000 omitted)	$2,449	$2,814	$2,818	$3,504	$2,270

See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$15.84	$17.55	$21.70	$16.44	$17.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.28	$0.21	$0.23	$0.31
Net realized and unrealized gain (loss)	2.05	(1.10)	(3.94)	5.17	(0.65)
Total from investment operations	$2.32	$(0.82)	$(3.73)	$5.40	$(0.34)
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.05)	$(0.30)	$(0.14)	$(0.98)
From net realized gain	—	(0.84)	(0.12)	—	—
Total distributions declared to shareholders	$(0.27)	$(0.89)	$(0.42)	$(0.14)	$(0.98)
Net asset value, end of period (x)	$17.89	$15.84	$17.55	$21.70	$16.44
Total return (%) (r)(s)(t)(x)	14.75	(4.80)	(17.53)	33.04	(2.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20	1.20	1.18	1.20	1.22
Expenses after expense reductions	1.19	1.19	1.17	1.18	1.21
Net investment income (loss)	1.68	1.77	1.05	1.22	1.90
Portfolio turnover rate	48	30	29	22	39
Net assets at end of period (000 omitted)	$4,811	$5,957	$6,865	$6,082	$4,255
Class R4	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$15.88	$17.56	$21.72	$16.45	$17.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.33	$0.28	$0.27	$0.35
Net realized and unrealized gain (loss)	2.05	(1.10)	(3.97)	5.18	(0.64)
Total from investment operations	$2.36	$(0.77)	$(3.69)	$5.45	$(0.29)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.07)	$(0.35)	$(0.18)	$(1.01)
From net realized gain	—	(0.84)	(0.12)	—	—
Total distributions declared to shareholders	$(0.31)	$(0.91)	$(0.47)	$(0.18)	$(1.01)
Net asset value, end of period (x)	$17.93	$15.88	$17.56	$21.72	$16.45
Total return (%) (r)(s)(t)(x)	15.00	(4.47)	(17.36)	33.37	(1.79)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95	0.95	0.92	0.95	0.97
Expenses after expense reductions	0.94	0.94	0.91	0.93	0.96
Net investment income (loss)	1.89	2.04	1.32	1.47	2.13
Portfolio turnover rate	48	30	29	22	39
Net assets at end of period (000 omitted)	$1,433	$1,134	$1,242	$5,680	$3,649

See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$15.91	$17.61	$21.78	$16.49	$17.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.34	$0.28	$0.29	$0.37
Net realized and unrealized gain (loss)	2.07	(1.09)	(3.96)	5.19	(0.65)
Total from investment operations	$2.39	$(0.75)	$(3.68)	$5.48	$(0.28)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.11)	$(0.37)	$(0.19)	$(1.03)
From net realized gain	—	(0.84)	(0.12)	—	—
Total distributions declared to shareholders	$(0.33)	$(0.95)	$(0.49)	$(0.19)	$(1.03)
Net asset value, end of period (x)	$17.97	$15.91	$17.61	$21.78	$16.49
Total return (%) (r)(s)(t)(x)	15.13	(4.39)	(17.31)	33.49	(1.76)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.87	0.86	0.84	0.87	0.89
Expenses after expense reductions	0.85	0.85	0.82	0.85	0.88
Net investment income (loss)	1.99	2.12	1.41	1.55	2.23
Portfolio turnover rate	48	30	29	22	39
Net assets at end of period (000 omitted)	$1,450,060	$1,289,084	$1,382,324	$1,419,175	$1,068,677
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Global Real Estate Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Global Real Estate Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or

MFS Global Real Estate Fund
Notes to Financial Statements  - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,692,928,628	$—	$—	$1,692,928,628
United Kingdom	92,631,066	109,703,475	—	202,334,541
Japan	—	143,552,403	—	143,552,403
Australia	—	141,176,473	—	141,176,473
Singapore	15,421,379	52,091,288	—	67,512,667
Germany	54,223,387	—	—	54,223,387
Canada	45,530,391	—	—	45,530,391
Belgium	—	41,452,903	—	41,452,903
Spain	—	40,958,414	—	40,958,414
Other Countries	13,235,500	28,508,560	—	41,744,060
Mutual Funds	28,562,169	—	—	28,562,169
Total	$1,942,532,520	$557,443,516	$—	$2,499,976,036
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs.

MFS Global Real Estate Fund
Notes to Financial Statements  - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/24	Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$49,001,683	$14,500,887
Long-term capital gains	—	124,001,905
Total distributions	$49,001,683	$138,502,792
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/24
Cost of investments	$2,046,987,565
Gross appreciation	504,369,400
Gross depreciation	(51,380,929)
Net unrealized appreciation (depreciation)	$452,988,471
Undistributed ordinary income	33,602,757
Capital loss carryforwards	(240,323,410)
Other temporary differences	79,817
Total distributable earnings (loss)	$246,347,635
As of August 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(14,343,373)
Long-Term	(225,980,037)
Total	$(240,323,410)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

MFS Global Real Estate Fund
Notes to Financial Statements  - continued
dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/24	Year ended 8/31/23
Class A	$964,247	$3,610,022
Class B	1,669	50,081
Class C	66,223	614,058
Class I	20,786,506	57,962,597
Class R1	5,616	23,952
Class R2	38,105	139,097
Class R3	99,439	345,654
Class R4	24,419	65,342
Class R6	27,015,459	75,691,989
Total	$49,001,683	$138,502,792
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the year ended August 31, 2024, this management fee reduction amounted to $306,902, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.80% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.04%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $8,245 for the year ended August 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Global Real Estate Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 142,343
Class B	0.75%	0.25%	1.00%	1.00%	4,170
Class C	0.75%	0.25%	1.00%	1.00%	86,756
Class R1	0.75%	0.25%	1.00%	1.00%	5,616
Class R2	0.25%	0.25%	0.50%	0.50%	12,444
Class R3	—	0.25%	0.25%	0.25%	14,960
Total Distribution and Service Fees					$266,289
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the the year ended August 31, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2024, were as follows:
Amount
Class A	$919
Class B	77
Class C	962
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2024, the fee was $28,812, which equated to 0.0012% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $927,971.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:

MFS Global Real Estate Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$61
8/19/2024	Redemption	Class C	2	27
8/19/2024	Redemption	Class I	4	62
8/19/2024	Redemption	Class R2	1	24
8/19/2024	Redemption	Class R3	2	42
8/19/2024	Redemption	Class R4	2	42
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2024, this reimbursement amounted to $171,160, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended August 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $1,121,170,991 and $1,334,156,556, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	479,441	$7,659,747	564,723	$8,974,409
Class B	—	—	630	9,981
Class C	26,274	417,730	78,098	1,244,482
Class I	11,605,345	185,609,450	17,943,726	283,923,826
Class R1	2,848	45,489	5,385	85,073
Class R2	25,466	408,971	54,018	849,655
Class R3	118,717	1,913,734	107,257	1,700,467
Class R4	28,338	450,561	18,003	290,567
Class R6	12,466,914	192,474,700	15,509,890	246,353,977
	24,753,343	$388,980,382	34,281,730	$543,432,437
Shares issued to shareholders in reinvestment of distributions
Class A	56,846	$962,398	223,581	$3,601,891
Class B	98	1,669	3,091	50,081
Class C	3,895	66,223	37,991	613,933
Class I	1,184,140	20,083,023	3,451,144	55,701,471
Class R1	333	5,616	1,492	23,952
Class R2	2,239	38,105	8,591	139,097
Class R3	5,856	99,439	21,389	345,654
Class R4	1,438	24,419	4,043	65,342
Class R6	1,394,041	23,712,646	3,711,958	60,059,484
	2,648,886	$44,993,538	7,463,280	$120,600,905

MFS Global Real Estate Fund
Notes to Financial Statements  - continued
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,031,748)	$(16,468,056)	(1,404,542)	$(22,358,816)
Class B	(25,555)	(394,359)	(25,237)	(404,219)
Class C	(276,019)	(4,314,035)	(178,870)	(2,838,215)
Class I	(24,880,808)	(402,552,681)	(19,908,075)	(317,365,437)
Class R1	(874)	(13,625)	(1,311)	(21,031)
Class R2	(68,428)	(1,101,090)	(45,671)	(720,744)
Class R3	(231,764)	(3,841,655)	(143,846)	(2,314,127)
Class R4	(21,299)	(341,865)	(21,323)	(336,930)
Class R6	(14,206,245)	(231,883,800)	(16,651,299)	(265,866,696)
	(40,742,740)	$(660,911,166)	(38,380,174)	$(612,226,215)
Net change
Class A	(495,461)	$(7,845,911)	(616,238)	$(9,782,516)
Class B	(25,457)	(392,690)	(21,516)	(344,157)
Class C	(245,850)	(3,830,082)	(62,781)	(979,800)
Class I	(12,091,323)	(196,860,208)	1,486,795	22,259,860
Class R1	2,307	37,480	5,566	87,994
Class R2	(40,723)	(654,014)	16,938	268,008
Class R3	(107,191)	(1,828,482)	(15,200)	(268,006)
Class R4	8,477	133,115	723	18,979
Class R6	(345,290)	(15,696,454)	2,570,549	40,546,765
	(13,340,511)	$(226,937,246)	3,364,836	$51,807,127
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime 2050 Fund were the owners of record of approximately 11%, 8%, 6%, 3%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2025 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2024, the fund’s commitment fee and interest expense were $12,292 and $16,419, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

MFS Global Real Estate Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$32,593,176	$595,255,875	$599,281,393	$(10,688)	$5,199	$28,562,169
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,177,346	$—

MFS Global Real Estate Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Global Real Estate Fund and the Board of Trustees of MFS Series Trust XIII
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Global Real Estate Fund (the “Fund”) (one of the funds constituting MFS Series Trust XIII (the “Trust”)), including the portfolio of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust XIII) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2024

MFS Global Real Estate Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Real Estate Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Real Estate Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Real Estate Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Global Real Estate Fund
Board Review of Investment Advisory Agreement
MFS Global Real Estate Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Global Real Estate Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XIII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   October 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  October 16, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  October 16, 2024

*  Print name and title of each signing officer under his or her signature.